Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net income/(loss) for the year	$ (35,123,208)	$ 11,984,485	$ 2,093,124
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	37,125,903	37,455,093	37,693,733
Amortization of deferred finance charges	1,157,804	698,364	885,191
Amortization of operating lease right-of-use assets	89,638	473,132	1,572,943
Share based compensation	610,788	0	611,644
Change in fair value of derivatives	(240,153)	(38,561)	255,650
Equity earnings in joint ventures	(8,326,701)	(2,709,984)	(486,695)
Impairment loss	44,616,214	3,857,307	993,916
Net loss on sale of vessels	304,210	1,134,854	485,516
Gain on deconsolidation of subsidiaries	0	0	(145,000)
(Increase)/decrease in
Trade and other receivables	(977,005)	874,825	(1,506,590)
Other current assets	10,624	(191,362)	16,055
Claims receivable	57,895	193,670	(1,307,763)
Inventories	644,079	(1,239,395)	617,468
Changes in operating lease liabilities	(89,638)	(473,132)	(1,572,943)
Advances and prepayments	(100,482)	(32,444)	339,858
Increase/(decrease) in
Balances with related parties	(3,231,923)	1,617,032	(5,845,771)
Trade accounts payable	262,569	761,193	(1,316,668)
Accrued liabilities	557,086	(2,403,644)	(217,409)
Deferred income	3,690,981	151,663	(2,347,660)
Net cash provided by operating activities	41,038,681	52,113,096	30,818,599
Cash flows from investing activities
Insurance proceeds	0	0	993,546
Proceeds from sale of interests in subsidiaries	0	0	20,720,975
Vessels' acquisitions and advances for vessels under construction	(25,224,746)	(48,121,422)	(2,988,903)
Proceeds from sale of vessels, net	7,795,790	5,264,768	18,721,123
Investment in joint ventures	(3,348,675)	(41,998,500)	(11,322,600)
Return of investments from joint ventures	1,530,000	26,781,000	7,363,147
Advances to joint ventures	0	(29,245)	(5,083,919)
Advances from joint ventures	0	29,245	5,083,919
Net cash provided by/(used in) investing activities	(19,247,631)	(58,074,154)	33,487,288
Cash flows from financing activities
Stock repurchase	0	(3,880,930)	(1,837,617)
Deferred finance charges paid	(1,463,766)	(538,004)	(477,201)
Advances from joint ventures	0	1,841,380	4,958,250
Advances to joint ventures	0	(5,841,672)
Customer deposits paid	(600,000)	0	(368,000)
Loan repayments	(173,012,428)	(41,804,846)	(97,371,978)
Proceeds from long-term debt	150,650,000	27,105,000	33,480,000
Cash retained by Imperial at spin-off	(4,704,521)
Net cash used in financing activities	(29,130,715)	(23,119,072)	(61,616,546)
Net increase/(decrease) in cash and cash equivalents	(7,339,665)	(29,080,130)	2,689,341
Cash and cash equivalents and restricted cash at beginning of year	53,040,202	82,120,332	79,430,991
Cash and cash equivalents and restricted cash at end of year	45,700,537	53,040,202	82,120,332
Cash breakdown
Cash and cash equivalents	31,304,151	38,242,411	68,465,342
Restricted cash, current	2,198,775	1,308,971	1,589,768
Restricted cash, non-current	12,197,611	13,488,820	12,065,222
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	45,700,537	53,040,202	82,120,332
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	8,607,590	12,905,065	20,768,672
Non cash investing activity – Vessels	217,570	387,220	$ 63,752
Non cash financing activity – Deferred finance charges	0	$ 32,464
Distribution of net assets of Imperial Petroleum Inc. to stockholders (Note 1)	$ 57,162,103